9. Provision For Income Taxes (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes Details
Net operating losses	$ 10,300,000	$ 7,700,000
Valuation allowance	(10,300,000)	(7,700,000)
Deferred Tax Assets, Net	$ 0	$ 0